SHARE CAPITAL	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
SHARE CAPITAL	SHARE CAPITAL
Total authorized shares of the Company are unlimited and have no par value. The following table outlines common share activity for each period presented.

	SHARES	USD
As of January 1, 2024	37,222,549	—
Issue of restricted ordinary share awards (Note 13)	56,995	—
Issue of ordinary shares in exchange of share options exercised (Note 12)	158,247	—
Issue of ordinary shares in exchange of warrants exercised (Note 12)	33,782	—
Treasury shares acquired	(1,163,260)	—
As of June 30, 2024	36,308,313	—

As of January 1, 2023	36,431,633	—
Issue of restricted ordinary share awards (Note 13)	33,194	—
Issue of ordinary shares in exchange of share options' exercise (Note 13)	3,879	—
Issue of ordinary shares as payment of consideration for BonusFinder acquisition	1,005,929	—
Treasury shares acquired	(77,683)	—
As of June 30, 2023	37,396,952	—

During the six months ended June 30, 2024, the Company issued 33,782 shares in exchange for warrants exercised (see Note 12). The warrants were net exercised.
Share repurchase program
In November 2022, the Company’s board of directors approved a program to repurchase up to $10,000 of the Company’s’ ordinary shares in open market transactions, including under plans complying with Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. In May and in August 2024, the Company’s board of directors approved an increase in the program of an additional $10,000 each period. During the six months ended June 30, 2024, the Company repurchased 1,163,260 shares with an average price of $8.43 for a total consideration of $9,809. The Company has repurchased an aggregate of 1,485,378 shares with an average price of $8.70 for a total consideration of $12,916 since the commencement of the repurchase program as of June 30, 2024.
As at June 30, 2024, a balance of $246 was outstanding for share purchases consummated during the quarter then ended. That balance was settled in July 2024. Cash used to repurchase shares during the six months ended June 30, 2024 included $187 for shares purchased in December 2023.
The timing and actual number of shares repurchased, if any, will depend on a variety of factors, including price, general business and market conditions, available liquidity, alternative investment opportunities, and other factors. The share repurchase program does not obligate the Company to acquire any particular number of ordinary shares. The Company intends to use current cash and cash equivalents, the cash flow it generates from operations and borrowings to fund the share repurchase program. All shares purchased will be held in the Company’s treasury for possible future issuance.

Secondary offering of ordinary shares

On June 20, 2023, certain shareholders of the Company (the “Selling Shareholders”) completed an underwritten secondary offering (the “secondary offering”) of 4,887,500 ordinary shares at a public offering price of $9.25 per ordinary share. The Company did not receive any proceeds from the sale of ordinary shares by the Selling Shareholders. The Company incurred $733 in expenses in connection with the secondary offering during the three months ended June 30, 2023.